Cover	Jun. 23, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	to amend the S-1
Entity Registrant Name	PRECISION OPTICS CORPORATION, INC.
Entity Central Index Key	0000867840
Entity Tax Identification Number	04-2795294
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	22 East Broadway
Entity Address, City or Town	Gardner
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01440
City Area Code	978
Local Phone Number	630-1800
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false